Note 8 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2023	$55,035
Additions	22,211
Amortization	(9,457)
Write-off and other movements (Note 7)	(4,518)
Balance, June 30, 2023	$63,271